Fair Value Measurements- Additional Information (Details) - LGL SYSTEMS ACQUISITION CORP [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Recorded losses	$ 8,399,245	$ 657,000	$ 2,538,245	$ 1,780,750
Fair value		$ 7,848,750		$ 7,848,750
Warrant or Right, Reason for Issuance, Description					The Company recorded $8,797,500 for the Public Warrant liabilities and $5,668,000 for the Private Warrant liabilities upon their issuance on November 12, 2019. For the year ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of warrant liabilities of $8,971,000. For the year ended December 31, 2019, there was no increase in the fair value of warrant liabilities. However, the Company recognized compensation expense of $468,000 within the statement of operations which represents the excess of the valuation of the Private Warrants at issuance relative to the proceeds received